                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.


--------------------------------------------------------------------------------
1.    Name and address of issuer:

      NML Variable Annuity Account B
      The Northwestern Mutual Life Insurance Company
      720 East Wisconsin Avenue
      Milwaukee, Wisconsin 53202
--------------------------------------------------------------------------------
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

      Mason Street Variable Annuity Contracts

--------------------------------------------------------------------------------
3.    Investment Company Act File Number:  811-1668

      Securities Act File Number:  333-33232

--------------------------------------------------------------------------------
4(a). Last day of fiscal year for which this Form is filed:

      December 31, 2001

--------------------------------------------------------------------------------
4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)



Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4(c). [ ] Check box if this is the last time the Issuer will be filing this Form.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.  Calculation of registration fee:

     (i)     Aggregate sale price of securities sold during           $5,278,054
             the fiscal year pursuant to section 24(f):               ----------

     (ii)    Aggregate price of securities redeemed            $     0
             or repurchased during the fiscal year:            --------

     (iii)   Aggregate price of securities redeemed or
             repurchased during any prior fiscal year ending
             no earlier than October 11, 1995 that were not
             previously used to reduce registration fees       $     0
             payable to the Commission:                        --------

     (iv)    Total available redemption credits [add items            $       0
             5(ii) and 5(iii):                                        ----------

     (v)     Net sales -- if Item 5(i) is greater than                $5,278,054
             Item 5(iv) [subtract item 5(iv) from item 5(i):          ----------
     -------------------------------------------------------------------

     (vi)    Redemption credits available for use in future    $     0
             years -- if item 5(i) is less than item 5(iv)     --------
             [subtract item 5(iv) from item 5(i)]:
     -------------------------------------------------------------------

     (vii)   Multiplier for determining registration fee (See           x.000092
             Instruction C.9):                                          --------

     (viii)  Registration fee due [multiply Item 5(v) by Item          =$ 485.58
             5(vii)] (enter "0" if no fee is due);                      ========

--------------------------------------------------------------------------------
6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
     of securities (number of shares or other units) deducted here:  0   . If
                                                                   ------
     there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
     years, then state the number here:  0   .
                                       ------
--------------------------------------------------------------------------------
7. Interest due--if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                           + $ 0
                                                             ---------------

--------------------------------------------------------------------------------
8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                           =$485.58
                                                             ---------------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 19, 2002

           Method of Delivery:

                              [X] Wire Transfer
                              [ ] Mail or other means

--------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/
                           ---------------------------------------------------
                            Stephen T. Catlett
                            Vice President and Controller,
                            The Northwestern Mutual Life Insurance Company
                           ---------------------------------------------------

Date  March 19, 2002
    ----------------------------------------


* Please print the name and title of the signing officer below the signature.